Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Entity Interactive Data Current	Yes
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Cango Inc.
Entity Central Index Key	0001725123
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Emerging Growth Company	true
Document Annual Report	true
Entity Address, Country	CN
Entity Ex Transition Period	false
Document Shell Company Report	false
Document Registration Statement	false
Document Transition Report	false
Class A ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	224,968,102
Security Exchange Name	NYSE
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Class B ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	76,978,677
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	CANG
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, each representing two Class A ordinary shares